VESSELS AND EQUIPMENT, NET (Table)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2015	1,540,559	(52,354)	1,488,205
Additions	194
Disposals	(92,351)
Transfer from newbuildings	425,393
Depreciation		(62,502)
Balance at December 31, 2016	1,873,795	(114,856)	1,758,939
Additions	448,392
Disposals	(148,908)	8,403
Transfer from newbuildings	227,336
Impairment loss	(1,066)
Depreciation		(78,093)
Balance at December 31, 2017	2,399,549	(184,546)	2,215,003